Financial instruments	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
As of September 30, 2025, the financial instruments recognized at fair value on the statement of financial position comprise derivative financial instruments.

For Level 1 instruments, valuation is based on the unadjusted quoted prices in active markets for identical financial assets that the Group can refer to at the date of the statement of financial position. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available. Level 1 financial instruments mainly consist of crop futures and options traded on the stock market. In the case of securities, the Group allocates them to this level when either a stock market price is available or prices are provided by a price quotation on the basis of actual market transactions.

Derivatives not traded on the stock market are categorized as Level 2 instruments and are valued using models based on observable market data. The Group uses inputs directly or indirectly observable in the market, other than quoted prices. If the derivative financial instrument has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. Level 2 financial instruments mainly consist of interest-rate swaps and foreign-currency interest-rate swaps.

For Level 3 instruments, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The inputs used reflect the Group’s assumptions regarding the factors, which market players would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group does not have any Level 3 financial instruments for any of the periods presented.

There were no transfers between any levels during any of the periods presented.

The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of September 30, 2025 and their allocation to the fair value hierarchy:

	2025
	Level 1	Level 2	Total

Assets
Derivative financial instruments	1,052	13,990	15,042
Short-term investment (1)	25,464	—	25,464
Total assets	26,516	13,990	40,506
Liabilities
Derivative financial instruments	(495)	(4,582)	(5,077)
Total liabilities	(495)	(4,582)	(5,077)

(1) It includes US$ 1,442 of BOPREAL (Bonos para la Reconstrucción de una Argentina Libre), US$ 8,522 LELINK (Letras Dollar Linked), US$ 4,575 BONCAP (Bono Capitalizable en Pesos) and US$ 6,236 of LECAPs (Letras del Tesoro Nacional Capitalizables en Pesos).

When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuation methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	Total

Futures	Quoted price	-	-	1	855

OTC	Quoted price	-	-	1	(232)

NDF	Quoted price	Foreign-exchange curve	Present value method	1	(66)

Interest-rate swaps	Theoretical price	Money market interest-rate curve.	Present value method	2	9,408

Public securities	Quoted price	-	-	1	25,464